Right-of-Use Assets and Lease Liabilities - Schedule of Non-Cancelable Operating Lease Obligations (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Schedule of Non-Cancelable Operating Lease Obligations [Abstract]
Year ending March 31, 2026	$ 597
Year ending March 31, 2027	84
Total undiscounted operating lease obligations	681
Less: imputed interest	(21)
Operating lease liabilities recognized in the consolidated balance sheets	$ 660	$ 1,070